Debt - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended		1 Months Ended				6 Months Ended		6 Months Ended			0 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Feb. 28, 2014 FIN Electronic Cigarette	Jun. 30, 2014 FIN Electronic Cigarette	Apr. 22, 2014 Must Have Limited [Member]	Jun. 30, 2014 Must Have Limited [Member]	Jun. 30, 2014 Fin Seller Notes [Member]	May 31, 2014 Fin Seller Notes [Member] Daily [Member]	May 31, 2014 Fin Seller Notes [Member] Maximum [Member]	May 31, 2014 Fin Seller Notes [Member] Dominion Capital LLC [Member]	Feb. 28, 2014 Fin Seller Notes [Member] Dominion Capital LLC [Member]	Jun. 30, 2014 Fin Seller Notes [Member] Dominion Capital LLC [Member]	Jun. 30, 2014 Vip Seller Notes [Member]	Jun. 30, 2014 Vip Seller Notes [Member] Notes Payable Scenario One [Member] Minimum [Member]	Jun. 30, 2014 Vip Seller Notes [Member] Notes Payable Scenario Two [Member]	Jun. 30, 2014 2014 Private Placement [Member]	Feb. 28, 2014 London Interbank Offered Rate (LIBOR) [Member] FIN Electronic Cigarette	Jun. 30, 2014 London Interbank Offered Rate (LIBOR) [Member] FIN Electronic Cigarette
Debt Instrument [Line Items]
Debt, interest rate							12.00%						10.00%			15.00%
Acquisition, promissory notes			$ 15,000,000	$ 15,000,000	$ 11,000,000	$ 11,000,000
Debt instrument, principal		62,262,217								3,625,000
Debt instrument, interest										375,000
Debt instrument, carrying value		23,658,314					10,500,000			4,000,000		4,210,000
Debt instrument , interest rate										18.00%	10.00%	4.00%
Number of shares to be issued as per amended provision								12,500	500,000
Amount recognized for unissued shares							3,200,000
Proceed from offering	2,209,600													40,000,000
Debt maturity, date															Oct. 14, 2014
Line of credit , maximum borrowing capacity			$ 20,000,000
Line of credit, basis spread on variable rate																	3.00%	3.23%
Line of credit, expiry date				Dec. 31, 2015